Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Additional Information (Details) € / shares in Units, € in Thousands, $ in Millions		1 Months Ended			3 Months Ended	6 Months Ended
		Apr. 30, 2021 EUR (€) shares	Feb. 28, 2021 EUR (€) shares	Feb. 28, 2021 USD ($) shares	May 19, 2021 EUR (€) tranch	Jun. 30, 2021 EUR (€) € / shares shares		Jun. 30, 2020 EUR (€)	Mar. 02, 2021 EUR (€)	Dec. 31, 2020 EUR (€) shares
Disclosure of quantitative information about right-of-use assets [line items]
Prepaid expenses						€ 1,515				€ 793
Term deposits						€ 5,102				€ 10,098
Number of shares fully paid up (in shares) | shares						26,438,955				20,057,562
Nominal value (in euro per share) | € / shares						€ 0.10
Capital increases, net of transaction costs						€ 29,320		€ 118
Issue of ordinary shares						39,834	[1]	€ 119
Share issue related cost	[2]					2,655
Number of tranches of borrowings issued | tranch					2
Convertible notes					€ 3,000	€ 46			€ 3,000
Number of convertible notes converted (in shares) | shares						167
Conversion of convertible notes ("OCA") (in shares) | shares						1,493,320
Number of convertible notes outstanding (in shares) | shares						1
Number of warrants attached to convertible notes outstanding (in shares) | shares						235,690
Hospital costs accruals						€ 10,557				€ 10,770
At-The-Market Offering
Disclosure of quantitative information about right-of-use assets [line items]
Number of shares issued during the period | shares			744,186	744,186		744,186
Capital increases, net of transaction costs			€ 6,400
Issue of ordinary shares			€ 6,600	$ 8.0		€ 6,616
Share issue related cost						€ 241
Registered Offering
Disclosure of quantitative information about right-of-use assets [line items]
Number of shares issued during the period | shares		4,137,932				4,137,932
Capital increases, net of transaction costs		€ 22,500
Issue of ordinary shares		€ 24,900				€ 24,869
Share issue related cost						€ 2,414
Tranche six
Disclosure of quantitative information about right-of-use assets [line items]
Convertible notes									€ 3,000
Tranche seven
Disclosure of quantitative information about right-of-use assets [line items]
Convertible notes					€ 3,000
Financial liabilities at amortised cost, category | Tranche Six And Seven
Disclosure of quantitative information about right-of-use assets [line items]
Borrowings, interest rate						13.00%
Term Deposits
Disclosure of quantitative information about right-of-use assets [line items]
Term deposits						€ 5,000				10,000
Convertible to cash
Disclosure of quantitative information about right-of-use assets [line items]
Term deposits						100				€ 100
Directors and Officers
Disclosure of quantitative information about right-of-use assets [line items]
Prepaid expenses						€ 1,026

[1]	Includes €24,869 thousand related to the Registered Offering, €6,616 thousand to shares sold under the at-the-market (“ATM”) program (refer to note 4.5) and €8,350 thousand linked to the conversion of convertible notes (refer to note 4.6.1).
[2]	Includes €2,414 thousand related to the Registered Offering and €241 thousand to shares sold under the at-the-market (“ATM”) program.